SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Weighted-Average Valuation Assumptions (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		60.80%	53.80%
Expected volatility, maximum		69.00%	66.20%
Risk-Free interest rate, minimum		0.53%	0.38%
Risk-Free interest rate, maximum		1.07%	2.38%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (years)		5 years 1 month 6 days	5 years 3 months 29 days